UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               --------------------

 Check here if Amendment / /; Amendment
 Number:                                     ----------------------
   This Amendment (Check only one.):  / /  is a restatement.
                                      / /  adds new holdings entries.

Institutional Investment Manager filing this Report:

 Name:     Harber Asset Management, LLC
           ------------------------------
           666 Fifth Avenue
           ------------------------------
           37th Floor
           ------------------------------
           New York, NY 10103
          -------------------------------


 Form 13F File Number:
 28-                            12251
                                --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:     Harold W. Berry III
           ---------------------
 Title:    Managing Member
           ---------------------
 Phone:    (212) 808-7430
           ---------------------

Signature, Place, and Date of Signing:

 /s/ Harold W. Berry III           New York, NY            November 15, 2010
---------------------------     ------------------     -------------------------
       [Signature]                 [City, State]                [Date]


/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1
                                        -------------

Form 13F Information Table Entry Total:     56
                                        -------------

Form 13F Information Table Value Total:   71,598
                                        -------------
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.            Form 13F File Number           Name

 1              28-06273                       Graham Partners, L.P.

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
                           FORM 13F INFORMATION TABLE

                             Title of                        Market                  Investment         Other
Name                          Class               CUSIP      Value    Qty    SH/PRN  Discretion        Managers     Shared
ACTEL CORP                     COM              004934105    1,128    70,699   SH   SHARED-DEFINED         1         70699
ADOBE SYS INC                  COM              00724F101      392    15,000   SH   SHARED-DEFINED         1         15000
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106    1,272    85,000   SH   SHARED-DEFINED         1         85000
ARROW ELECTRS INC              COM              042735100      802    30,000   SH   SHARED-DEFINED         1         30000
ASPEN TECHNOLOGY INC           COM              045327103      647    62,350   SH   SHARED-DEFINED         1         62350
ATMI INC                       COM              00207R101    1,621   109,100   SH   SHARED-DEFINED         1        109100
AVNET INC                      COM              053807103      675    25,000   SH   SHARED-DEFINED         1         25000
CA INC                         COM              12673P105    3,062   145,000   SH   SHARED-DEFINED         1        145000
CISCO SYS INC                  COM              17275R102    3,329   152,000   SH   SHARED-DEFINED         1        152000
COGO GROUP INC                 COM              192448108      958   155,000   SH   SHARED-DEFINED         1        155000
COMMSCOPE INC                  COM              203372107    2,659   112,000   SH   SHARED-DEFINED         1        112000
DIODES INC                     COM              254543101      513    30,000   SH   SHARED-DEFINED         1         30000
DIVX INC                       COM              255413106      506    53,100   SH   SHARED-DEFINED         1         53100
DIVX INC                       COM              255413106    1,527   160,200   SH   SHARED-DEFINED         1        160200
EBAY INC                       COM              278642103    2,018    82,700   SH   SHARED-DEFINED         1         82700
ENTEGRIS INC                   COM              29362U104    2,240   479,700   SH   SHARED-DEFINED         1        479700
EXTREME NETWORKS INC           COM              30226D106      150    48,271   SH   SHARED-DEFINED         1         48271
FISERV INC                     COM              337738108    1,884    35,000   SH   SHARED-DEFINED         1         35000
GOOGLE INC                     CL A             38259P508      894     1,700   SH   SHARED-DEFINED         1          1700
GROUPE CGI INC                 CL A SUB VTG     39945C109    2,378   158,000   SH   SHARED-DEFINED         1        158000
HEWLETT-PACKARD CO             COM              428236103    2,966    70,500   SH   SHARED-DEFINED         1         70500
INTEL CORP                     COM              458140100      960    50,000   SH   SHARED-DEFINED         1         50000
INTERNATIONAL FLAVORS & FRAGRA COM              459506101      970    20,000   SH   SHARED-DEFINED         1         20000
KINDRED HEALTHCARE INC         COM              494580103      586    45,000   SH   SHARED-DEFINED         1         45000
LOWES COS INC                  COM              548661107      791    35,500   SH   SHARED-DEFINED         1         35500
MAC-GRAY CORP                  COM              554153106    2,001   165,000   SH   SHARED-DEFINED         1        165000
MASCO CORP                     COM              574599106      495    45,000   SH   SHARED-DEFINED         1         45000
METHANEX CORP                  COM              59151K108      367    15,000   SH   SHARED-DEFINED         1         15000
MICROSOFT CORP                 COM              594918104    2,082    85,000   SH   SHARED-DEFINED         1         85000
MKS INSTRUMENT INC             COM              55306N104      527    29,302   SH   SHARED-DEFINED         1         29302
MONOLITHIC PWR SYS INC         COM              609839105      490    30,000   SH   SHARED-DEFINED         1         30000
MUELLER WTR PRODS INC          COM SER A        624758108      302   100,000   SH   SHARED-DEFINED         1        100000
NEUTRAL TANDEM INC             COM              64128B108    1,076    90,000   SH   SHARED-DEFINED         1         90000
P C CONNECTION                 COM              69318J100      683   100,000   SH   SHARED-DEFINED         1        100000
PEGASYSTEMS INC                COM              705573103    1,217    39,200   SH   SHARED-DEFINED         1         39200
PENN MILLERS HLDG CORP         COM              707561106    1,556   105,300   SH   SHARED-DEFINED         1        105300
PFIZER INC                     COM              717081103    1,545    90,000   SH   SHARED-DEFINED         1         90000
RADVISION LTD                  ORD              M81869105      955   145,000   SH   SHARED-DEFINED         1        145000
RENT A CTR INC NEW             COM              76009N100    2,283   102,000   SH   SHARED-DEFINED         1        102000
S1 CORPORATION                 COM              78463B101    1,850   355,000   SH   SHARED-DEFINED         1        355000
SEAGATE TECHNOLOGY             SHS              G7945J104      294    25,000   SH   SHARED-DEFINED         1         25000
SHORETEL INC                   COM              825211105    1,203   242,578   SH   SHARED-DEFINED         1        242578
SIRIUS SATELLITE RADIO INC     NOTE 3.250% 10/1 82966UAD5      270   269,000   SH   SHARED-DEFINED         1        269000
SPARTECH CORP                  COM NEW          847220209    2,087   254,200   SH   SHARED-DEFINED         1        254200
SYMANTEC CORP                  COM              871503108    1,437    95,000   SH   SHARED-DEFINED         1         95000
TECHNITROL INC                 COM              878555101       17     3,882   SH   SHARED-DEFINED         1          3882
TEKELEC                        COM              879101103    2,462   190,000   SH   SHARED-DEFINED         1        190000
TIME WARNER INC                COM NEW          887317303      736    24,000   SH   SHARED-DEFINED         1         24000
VERISIGN INC                   SDCV 3.250% 8/1  92343EAD4    1,194 1,100,000   SH   SHARED-DEFINED         1        100000
VERIZON COMMUNICATIONS INC     COM              92343V104      978    30,000   SH   SHARED-DEFINED         1         30000
VIACOM INC NEW                 CL A             92553P201    1,610    44,500   SH   SHARED-DEFINED         1         44500
VISA INC                       COM CL A         92826C839      743    10,000   SH   SHARED-DEFINED         1         10000
VISHAY INTERTECHNOLOGY INC     COM              928298108      968   100,000   SH   SHARED-DEFINED         1        100000
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    1,737    70,000   SH   SHARED-DEFINED         1         70000
WAL MART STORES INC            COM              931142103    2,355    44,000   SH   SHARED-DEFINED         1         44000
WESTELL TECHNOLOGIES INC       CL A             957541105    1,150   500,000   SH   SHARED-DEFINED         1        500000


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